Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 35,963	¥ 39,308
Unguaranteed residual values	1,975	2,297
Unearned income	(3,056)	(3,977)
Executory costs	(20)	(24)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	34,862	37,604
Less, allowance for doubtful receivables	(493)	(571)	(541)
Capital Leases, Net Investment in Sales Type Leases, Total	34,369	37,033
Less, portion due within one year	(11,739)	(11,307)
Total	¥ 22,630	¥ 25,726